Derivative Financial Instruments and Hedging Instruments (Details 3) - Interest rate swap contract [member] $ in Thousands	12 Months Ended
Dec. 31, 2017 TWD ($)
Designated as Cash Flow Hedges and Hedging Derivative Financial Instruments [Line Items]
Fair value of hedging instrument	$ (3,540)
Expected period of cash flows	Jan. 2017 – Aug. 2017
Expected period of recognition in comprehensive in income	Jan. 2017 – Aug. 2017